Short-Bank Loans (Details) ¥ in Millions	1 Months Ended					12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 19, 2021 USD ($)	Jun. 16, 2021 USD ($)	Mar. 18, 2021 USD ($)	Sep. 26, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 19, 2021 CNY (¥)	Jun. 16, 2021 CNY (¥)	Mar. 18, 2021 CNY (¥)	Sep. 26, 2019 CNY (¥)
Short-Bank Loans (Details) [Line Items]
Borrowing amount	$ 1,548,000		$ 1,548,000	$ 1,238,400	$ 1,176,000				¥ 10		¥ 10	¥ 8
Loan term	1 year		1 year	1 year
Fixed interest rate	4.50%		4.81%	4.81%					4.50%		4.81%	4.81%
Interest expense						$ 149,303	$ 157,528	$ 135,717
Jiangxi Luling Rural Commercial Bank [Member]
Short-Bank Loans (Details) [Line Items]
Borrowing amount		$ 1,470,000								¥ 10			¥ 8
Loan term		1 year			1 year
Fixed interest rate		4.81%			4.81%					4.81%			4.81%